CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Net income	[1]	¥ 1,326,013	¥ 559,756	¥ 1,197,992
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on available-for-sale securities, net of tax		(47,020)	(38,050)	33,384
Foreign currency translation adjustments, net of tax		305,423	50,359	240,944
Defined benefit plan adjustments, net of tax		153,623	(77,149)	75,987
Own credit risk adjustments, net of tax		(6,145)	13,249	(14,152)
Total other comprehensive income (loss), net of tax		405,882	(51,591)	336,163
Total comprehensive income		1,731,895	508,165	1,534,155
Less: Total comprehensive income (loss) attributable to noncontrolling interests		167,731	(32,429)	286,498
Total comprehensive income attributable to MHFG shareholders		¥ 1,564,164	¥ 540,594	¥ 1,247,657

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 16 “Accumulated other comprehensive income (loss), net of tax.”